Goodwill and Intangible Assets (Details) - Schedule of future amortization expense of intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of future amortization expense of intangible assets [Abstract]
2022	$ 9,148
2023	8,623
2024	7,471
2025	4,303
2026	2,297
Thereafter	4,617
Total	$ 36,459	$ 45,642